Federated Hermes Global Allocation Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—61.7%
		Communication Services—4.7%
16,115		Activision Blizzard, Inc.	$1,540,755
631,541	[1]	Alibaba Pictures Group Ltd.	87,855
910	[1]	Alphabet, Inc., Class A	1,839,938
1,123	[1]	Alphabet, Inc., Class C	2,287,394
40,806		America Movil S.A.B. de C.V.	26,078
54,940		Auto Trader Group PLC	420,303
1,517	[1]	CarGurus, Inc.	39,366
8,884	[1]	China Literature Ltd.	82,706
673,966		China Tower Corp Ltd.	101,244
579	[1]	Consolidated Communications Holdings, Inc.	3,046
6,511	[1]	Facebook, Inc.	1,677,364
1,281	[1]	GOGO, Inc.	15,180
615		Gray Television, Inc.	11,162
2,708		Hellenic Telecommunication Organization SA	41,552
466		Iliad SA	82,419
1,285		Info Edge India Ltd.	85,275
9,198		Intouch Holdings Public Co. Ltd.	16,883
372		Kakao Corp.	161,412
4,275		Konami Corp.	276,169
6,796		LG Uplus Corp.	71,269
289	[1]	Loral Space & Communications Ltd.	12,814
9,070		Mobile Telesystems, ADR	74,555
1,570	[1]	MSG Networks, Inc.	26,627
4,084		MTN Group Ltd.	19,616
134		NCsoft Corp.	111,428
7,678		NetEase, Inc.	167,874
4,726		New York Times Co., Class A	241,829
1,526		Nexon Co., Ltd. Tokyo	48,078
649		NHN Corp.	216,418
477		Nintendo Co. Ltd.	289,740
15,254		Omnicom Group, Inc.	1,048,407
3,664	[1]	Orbcomm, Inc.	27,956
12,654		Proximus	246,676
12,655		Quebecor, Inc., Class B	327,164
6,272		Scout24 Holding GmbH	471,722
1,977	[1]	Sina Corp.	85,347
437		SK Telecom Co. Ltd.	96,064
1,430		Square Enix Holdings Co. Ltd.	81,023
6,342	[1]	Take-Two Interactive Software, Inc.	1,169,845
619	[1]	TechTarget, Inc.	51,767
304		Tegna, Inc.	5,542
101,407		Telefonica Deutschland Holding AG	269,711
6,441		Telephone and Data System, Inc.	115,230
21,596		Tencent Holdings Ltd.	1,841,636

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
25,384		TIM S.A.	$57,977
6,003	[1]	T-Mobile USA, Inc.	720,180
2,576		Toho Co. Ltd.	97,261
19,371		Vivendi SA	667,618
10,613		Vodacom Group Ltd.	87,254
2,802	[1]	Vonage Holdings Corp.	37,042
1,847	[1]	Yandex N.V.	119,071
1,114	[1]	Zillow Group, Inc.	189,180
77,658	[1]	Zynga, Inc.	865,887
		TOTAL	18,755,909
		Consumer Discretionary—8.4%
9,884		ABC-Mart, Inc.	566,875
407	[1]	Adtalem Global Education, Inc.	15,995
51,808	[1]	Alibaba Group Holding Ltd.	1,549,565
1,611	[1]	Amazon.com, Inc.	4,982,710
1,440		American Outdoor Brands Corp.	24,782
363	[1]	American Public Education, Inc.	10,687
5,267		Anta Sports Products Ltd.	80,738
32,808		Aramark	1,217,833
255,447		Asset World Corp PCL	40,950
1,493	[1]	Bajaj Holdings & Investment Ltd.	76,708
3,447		Balkrishna Industries Ltd.	72,622
555		Bally’s Corp.	33,034
14,753		Berkeley Group Holdings PLC	830,166
774		Big Lots, Inc.	49,180
227	[1]	Bluegreen Vacations Corp.	1,816
6,274		BorgWarner, Inc.	282,330
72,966		Brilliance China Automotive Holdings Ltd.	65,397
4,570		BYD Co. Ltd.	115,751
5,209		Canadian Tire Corp. Ltd.	673,085
1,462		Carriage Services, Inc.	48,188
12,798		Casio Computer Co. Ltd.	248,987
14,294	[1]	China East Education Holdings	32,137
15,206		China Education Group Holdings Ltd.	28,189
18,068		China Meidong Auto Holdings Ltd.	69,161
30,832		China Yuhua Education Corp. Ltd.	25,494
1,134		Coway Co. Ltd.	65,255
915	[1]	CROCs, Inc.	70,199
15,360		D. R. Horton, Inc.	1,180,723
273	[1]	Deckers Outdoor Corp.	89,028
806	[1]	Delivery Hero SE	102,789
772		Dine Brands Global, Inc.	61,073
12,517		Dollarama, Inc.	476,346
36,194		Dongfeng Motor Group Co. Ltd.	33,668
6,773		eBay, Inc.	382,133
408	[1]	Etsy, Inc.	89,870
310		Franchise Group, Inc.	10,875
12,491		Fuyao Glass Industry Group Co. Ltd.	76,519
32,006		Geely Automobile Holdings Ltd.	103,600

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
47,239		Gentex Corp.	$1,671,316
497,777	[1]	Gome Electrical Appliances Holdings Ltd.	146,060
434	[1]	Goodyear Tire & Rubber Co.	7,296
24,928		Great Wall Motor Company Limited	72,242
1,282	[1]	Green Brick Partners, Inc.	25,294
311		Group 1 Automotive, Inc.	47,409
45,501		Guangzhou Automobile Group Co. Ltd.	42,159
9,657		Haidilao International Holding Ltd.	79,200
968	[1]	HelloFresh SE	75,101
168		Hermes International	186,682
52	[1]	Hibbett Sports, Inc.	3,342
5,656		Home Depot, Inc.	1,461,171
104,513		Home Product Center Public Co. Ltd.	45,303
201		Hyundai Motor Co.	42,319
9,791		Iida Group Holdings Co. Ltd.	223,167
622		Jack in the Box, Inc.	63,662
4,546	[1]	JD.com, Inc.	214,046
183		Johnson Outdoors, Inc., Class A	22,084
2,040	[1]	Jubilant Foodworks Ltd.	82,698
19		Kia Motors Corp.	1,342
5,633		Koito Manufacturing Co. Ltd.	374,549
4,169	[1]	Koolearn Technology Holding Ltd.	11,649
9,992		La Francaise des Jeux SAEM	450,007
471		LCI Industries	66,383
649		Lear Corp.	107,792
1,706		Lennar Corp., Class A	141,547
3,805		Lennar Corp., Class B	251,739
15,166		Li Ning Co. Ltd.	85,855
4,907		Lowe’s Cos., Inc.	783,893
264	[1]	Lumber Liquidators, Inc.	6,539
1,997		LVMH Moet Hennessy Louis Vuitton SA	1,264,545
187		M.D.C. Holdings, Inc.	10,579
7,391		Magazine Luiza SA	31,889
12,415		Magna International, Inc.	1,045,705
600	[1]	MarineMax, Inc.	26,790
613	[1]	Marriott Vacations Worldwide Corp.	104,032
14,355	[1]	Meituan	633,389
505	[1]	Meritage Corp.	42,577
9,952		MGM Resorts International	376,086
1,665		Michelin, Class B	240,491
5,440		Minth Group Ltd.	23,866
162		Murphy USA, Inc.	20,193
1,375		Naspers Ltd., Class N	319,789
43,102		Newell Brands, Inc.	998,673
7,630		Next PLC	802,012
952	[1]	ODP Corp./The	36,433
283	[1]	Overstock.com, Inc.	19,009
2,146		Pandora A/S	208,069
478		Patrick Industries, Inc.	37,729

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
898	[1]	Perdoceo Education Corp.	$11,557
14,928		Petrobras Distribuidora SA	53,061
6,035	[1]	Prosus NV	714,882
1,108		Pulte Group, Inc.	49,982
934		Rent-A-Center, Inc.	53,948
188	[1]	RH	92,190
14,887		Sega Sammy Holdings, Inc.	249,819
27,172		Sekisui House Ltd.	512,103
635		Service Corp. International	30,328
6,761		Shenzhou International Group	141,734
3,808		Shimamura Co. Ltd.	379,015
382		Shimano, Inc.	85,323
1,063	[1]	Signet Jewelers Ltd.	52,916
105		Sonic Automotive, Inc.	4,842
1,236	[1]	Sportsman’s Warehouse Holdings, Inc.	20,938
106	[1]	Stamps.com, Inc.	19,285
828		Standard Motor Products, Inc.	34,784
11,677		Stanley Electric Co. Ltd.	348,864
670		Sturm Ruger & Co., Inc.	45,694
4,643		Subaru Corp.	87,715
3,035		Suzuki Motor Corp.	132,256
8,302	[1]	Terminix Global Holdings, Inc.	373,673
1,808	[1]	Tesla, Inc.	1,221,304
577	[1]	The Aaron’s Company, Inc.	12,671
34,797		The Wendy’s Co.	710,903
2,001		Thor Industries, Inc.	234,237
16,769	[1,2]	Tongcheng-Elong Holdings Ltd.	39,374
177	[1]	TopBuild Corp.	33,703
43,331		Topsports International Holdings Ltd.	63,665
591	[1]	Wayfair, Inc.	170,787
286	[1]	WW International, Inc.	8,434
8,053		Wyndham Hotels & Resorts, Inc.	525,700
32,271		Yadae Group Holdings Ltd.	70,213
2,741		Yum China Holding, Inc.	164,021
11,775		Zhongsheng Group Holdings	72,746
206	[1]	Zumiez, Inc.	9,286
		TOTAL	33,750,113
		Consumer Staples—4.1%
34,030		Albertsons Cos., Inc.	550,265
5,385		Alimentation Couche-Tard, Inc., Class B	161,855
37,129		Ambev SA	92,885
27,807		Becle SA de CV	57,539
8,294		BIM Birlesik Magazalar AS	73,738
1,008	[1]	BJ’s Wholesale Club Holdings, Inc.	40,501
1,756		Britannia Industries	80,169
393		Calavo Growers, Inc.	29,573
306	[1]	Central Garden & Pet Co., Class A	12,702
55,524		Charoen Pokphand Foods Public Co. Ltd.	52,093
8,273		China Feihe Ltd.	22,628

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
7,641		China Mengniu Dairy Co. Ltd.	$41,947
13,523		China Resources Enterprises Ltd.	102,442
204		CJ CheilJedang Corp.	73,741
5,028		Clicks Group, Ltd.	81,298
87,332		Coca-Cola Amatil Ltd.	899,479
65		Coca-Cola Bottling Co.	16,683
382		Cosmos Pharmaceutical Corp.	54,718
7,734		Dali Foods Group Co. Ltd.	4,706
471		Edgewell Personal Care Co.	14,408
2,330		Empire Co. Ltd., Class A	64,759
6,599		George Weston Ltd.	484,684
3,556		Gruma S.A., Class B	38,754
35,451		Grupo Bimbo S.A.B. de CV, Class A	66,357
1,680	[1]	Hain Celestial Group, Inc.	70,862
13,027	[1]	Herbalife Ltd.	585,954
746		Hindustan Lever Ltd.	21,562
7,684		Imperial Brands PLC	142,667
61,125		Indofood CBP Sukses Makmur TBK PT	36,789
33,946		ITC Ltd.	93,861
17,579		JBS S.A.	80,991
16,800		Kesko	426,395
170		Kimberly-Clark Corp.	21,816
42,479		Kimberly-Clark de Mexico	68,061
1,052		Kobe Bussan Co. Ltd.	26,990
1,158		Koninklijke Ahold NV	30,512
1,252		Korea Tobacco & Ginseng Corp.	87,205
3,464		Kroger Co.	111,575
12,149		Lamb Weston Holdings, Inc.	969,126
10,037		Lion Corp.	192,711
11,333		Loblaw Cos. Ltd.	546,168
3,357		L’Oreal SA	1,223,961
5,075	[2]	Magnit, GDR	68,868
13,792	[1]	Marico Ltd.	73,967
6,637		Metro, Inc., Class A	275,890
9,007		Mondelez International, Inc.	478,812
19,302	[1]	Monster Beverage Corp.	1,693,558
387		Nestle India Ltd.	84,908
20,827		Nestle S.A.	2,174,877
6,889		Nu Skin Enterprises, Inc., Class A	352,579
2,266		Perlis Plantations Bhd	10,497
857		Pigeon Corp.	30,940
23,320	[1]	Pilgrim’s Pride Corp.	522,135
24,460		PT Gudang Garam Tbk	62,900
140,646		PT Indofood Sukses Makmur	59,739
81,426		Puregold Price Club, Inc.	62,104
16,351	[1]	Raia Drogasil S.A.	67,777
9,456		Reckitt Benckiser Group PLC	790,783
481		Remy Cointreau SA	91,680
797	[1]	Rite Aid Corp.	15,605

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
226		Sanfilippo (John B. & Sons), Inc.	$19,540
11,297		Seven & I Holdings Co. Ltd.	431,450
9,187		Shoprite Holdings Ltd.	80,593
765		SpartanNash Co.	13,946
40,000		Standard Foods Taiwan Ltd.	79,004
72,812		Sun Art Retail Group, Ltd.	62,834
4,102		Sundrug Co. Ltd.	154,604
3,804		Suntory Beverage and Food Ltd.	130,812
7,922		Tata Global Beverages Ltd.	65,080
140,541		Thai Union Frozen Products Public Co. Ltd.	64,385
263		The Spar Group, Ltd.	3,311
17,166		Tingyi (Cayman Isln) Hldg Co.	34,466
3,151		Toyo Suisan Kaisha Ltd.	134,193
7,505		Tsingtao Brewery Co. Ltd.	61,984
300		Turning Point Brands, Inc.	14,760
347		Universal Corp.	17,635
273	[1]	USANA Health Sciences, Inc.	26,497
5,772		Vector Group Ltd.	78,788
5,844		Vinda International Holdings Ltd.	17,439
152	[1]	Vital Farms, Inc.	4,122
95,125		Want Want China Holdings Ltd.	68,652
163,645		WH Group Ltd.	146,783
1,712		Yakult Honsha Co. Ltd.	85,053
2,536		Yihai International Holding Ltd.	34,687
		TOTAL	16,603,367
		Energy—1.5%
492		Cactus, Inc.	15,680
118,942		China Petroleum & Chemical Corp.	65,612
3,586		Devon Energy Corp.	77,242
7,755		Exxaro Resources Ltd.	87,455
23,675		Exxon Mobil Corp.	1,287,210
1,978	[1]	Frank’s International N.V.	8,960
49,931		Imperial Oil Ltd.	1,094,276
25,860		Murphy Oil Corp.	422,294
42		Nabors Industries Ltd.	4,662
793	[1]	National Energy Services Reunited Corp.	10,507
4,658	[1]	Oceaneering International, Inc.	54,964
9,877		Parkland Fuel Corp.	313,866
97,177		PetroChina Co. Ltd.	34,606
21,317		Petronet LNG Ltd.	74,649
11,804		Phillips 66	980,322
3,835	[1]	Propetro Holding Corp.	43,988
41,468		PT United Tractors	65,568
9,932		PTT Exploration and Production Public Co.	37,358
41,913		PTT Public Co. Ltd.	54,979
7,502		Reliance Industries Ltd.	211,312
528	[1]	Renewable Energy Group, Inc.	41,063
3,012		RPC, Inc.	19,126
3,100		Targa Resources, Inc.	95,883

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
200		Tupras Turkiye Petrol Rafinerileri A.S.	$2,715
9,645		Valero Energy Corp.	742,472
1,699		World Fuel Services Corp.	52,805
48,606		Yanzhou Coal Mining Co. Ltd., Class H	45,049
		TOTAL	5,944,623
		Financials—8.9%
8,683		Ageas	486,568
5,047		Allianz SE	1,219,345
10,678		Allstate Corp.	1,138,275
9,217		Ally Financial, Inc.	382,505
659		Amalgamated Bank	11,572
1,777		American Equity Investment Life Holding Co.	49,098
3,546		Ameriprise Financial, Inc.	784,517
79,475		AMMB Holdings Bhd	61,938
1,475		Artisan Partners Asset Management, Inc.	70,062
33,541		Assicurazioni Generali SpA	629,344
598		Axis Bank Ltd.	5,881
12,294		B3 SA - Brasil Bolsa Balcao	119,119
17,952	[1]	Banco Bradesco SA	65,956
1,681		Banco de Credito E Inversiones	72,916
1,476,513		Banco Santander Chile SA	84,443
3,210	[1]	Bancorp, Inc., DE	65,067
68,215		Bank of America Corp.	2,367,743
292,388		Bank of China Ltd.	102,495
158,456		Bank of Communications Ltd.	89,408
38,160		Bank of New York Mellon Corp.	1,608,826
45,652		Bank of The Philippine Islands	84,001
1,100		Bank Pekao SA	19,879
1,535	[1]	Bank Zachodni WBK S.A.	86,098
2,246		BankUnited, Inc.	90,267
1,209		Banque Cantonale Vaudoise (BCV)	126,777
13,503		BB Seguridade Participacoes SA	61,272
272	[1]	Berkshire Hathaway, Inc., Class B	65,419
2,432		Brightsphere Investment Group, Inc.	44,019
1,122		Cathay Bancorp, Inc.	42,232
64,153		Cathay Financial Holding Co. Ltd.	96,732
12,077		Chailease Holding Co. Ltd.	74,667
18,788		Charles Schwab Corp.	1,159,595
173,176		China Cinda Asset Management Co. Ltd.	34,353
32,408		China CITIC Bank Corp. Ltd.	15,345
251,501		China Construction Bank Corp.	201,927
246,904		China Development Financial Holding Corp.	82,512
158,951		China Everbright Bank Co. Ltd.	68,962
110,843		China Huarong Asset Management Co. Ltd.	13,138
6,134		China International Capital Corp. Ltd.	14,148
55,838		China Life Insurance Co. Ltd.	117,716
17,545		China Merchants Bank Co. Ltd.	134,610
138,030		China Minsheng Banking Corp. Ltd.	82,382
9,796		China Pacific Insurance Group Co. Ltd.	44,940

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
26,422		Chinatrust Financial Holding Co. Ltd.	$18,993
172,916		Chongqing Rural Commercial Bank Co., Ltd.	76,155
50,736		CI Financial Corp.	710,448
25,129		CITIC Securities Co. Ltd.	54,080
11,211		Citigroup, Inc.	738,581
380		Cohen & Steers, Inc.	24,464
2,957		ConnectOne Bancorp, Inc.	68,691
14,524		DBS Group Holdings Ltd.	287,874
3,946		Deutsche Boerse AG	644,710
2,017		Dime Community Bancorp, Inc.	59,320
1,670		Dongbu Insurance Co. Ltd.	61,549
111,917		E.Sun Financial Holding Co. Ltd.	101,583
658		Eagle Bancorp, Inc.	32,170
2,524	[1]	Enova International, Inc.	77,487
348		EQT AB	9,679
7,359		Exor NV	589,634
871		Farmers National Banc Corp.	12,055
8,113		FinecoBank Banca Fineco SPA	142,629
3,296		First American Financial Corp.	173,172
5,286		First Financial Holding Co. Ltd.	3,959
3,086		First Foundation, Inc.	70,515
18,090		FirstRand Ltd.	59,975
19,202	[1]	Genworth Financial, Inc., Class A	59,910
18,192		Gjensidige Forsikring ASA	417,742
895		Great-West Lifeco, Inc.	22,906
23,684		Haitong Securities Co. Ltd.	21,624
3,102		Hana Financial Holdings	102,262
55,992		Hang Seng Bank Ltd.	1,085,799
4,830		Hannover Rueckversicherung SE	817,019
25,410		Hargreaves Lansdown PLC	534,537
1,863		HDFC Asset Management Co Ltd.	73,728
165		Hingham Institution for Savings	39,993
8,556		Hong Kong Exchanges & Clearing Ltd.	520,925
3,950		Housing Development Finance Corp. Ltd.	136,337
95,508		Hua Nan Financial Holdings Co. Ltd.	62,270
22,969		Huatai Securities Co. Ltd.	34,145
3,358		Hyundai Marine & Fire Insurance Co.	65,429
9,194		ICICI Bank Ltd.	74,904
3,949		ICICI Lombard General Insurance Co. Ltd.	76,070
104,813		Industrial & Commercial Bank of China	68,342
5,581		Industrivarden AB	184,303
1,972		International Bancshares Corp.	85,940
151,704		Intesa Sanpaolo SpA	390,649
4,672		Investors Bancorp, Inc.	62,324
1,292		James River Group Holdings Ltd.	59,316
654		JPMorgan Chase & Co.	96,249
188,926		Krung Thai Bank PLC	73,511
1,675		Krungthai Card PCL	3,484
311,767		Legal & General Group PLC	1,125,809

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
3,541		London Stock Exchange Group PLC	$474,344
1,282		Luther Burbank Corp.	13,089
14,319		Mercury General Corp.	836,230
387		Meta Financial Group, Inc.	17,140
6,112	[1]	Moneta Money Bank AS	22,329
27,495		Morgan Stanley	2,113,541
1,236	[1]	Mr. Cooper Group, Inc.	38,872
856		National Bank Holdings Corp.	33,170
416		NBT Bancorp, Inc.	15,072
8,281		New China Life Insurance Co. Ltd.	31,560
10,755		NN Group NV	495,555
671	[1]	Oportun Financial Corp.	10,951
10,534		ORIX Corp.	181,147
1,059		OTP Bank RT	48,176
4,205		Oversea-Chinese Banking Corp. Ltd.	34,447
178		Partners Group Holding AG	213,174
1,270		Pennymac Financial Services, Inc.	75,197
123,546		People’s Insurance, Co. (Group) of China Ltd.	38,530
25,682		Ping An Insurance (Group) Co. of China Ltd.	315,383
377		Piper Jaffray Cos., Inc.	40,083
940		PJT Partners, Inc.	65,537
11,915		Powszechna Kasa Oszczednosci Bank Polski SA	95,711
5,197		Progressive Corp., OH	446,682
15,548		PT Bank Central Asia	36,668
11,039		PT Bank Rakyat Indonesia Tbk	3,648
117,127		Public Bank Berhad	120,192
1,220		QCR Holdings, Inc.	50,508
36,888		Rand Merchant Investment Holdings Ltd.	74,151
186		Republic Bancorp, Inc.	7,819
54,834		RHB Capital Berhad	73,231
486		Samsung Fire & Marine Insurance	74,793
1,149		Samsung Life Insurance Co., Ltd.	76,528
1,987		Samsung Securities Co. Ltd.	64,620
7,183	[1]	SBI Life Insurance Co. Ltd.	84,514
22,161		Schroders PLC	1,081,237
3,752		Shinhan Financial Group Co. Ltd.	109,923
152	[1]	Silvergate Capital Corp.	19,389
12,353		Singapore Exchange Ltd.	92,080
200,023		Sinopac Holdings Co.	83,721
237		Stifel Financial Corp.	14,476
9,760		Sun Life Financial Services of Canada	469,670
29,047		Swedbank AB	507,995
3,979		Swiss Re AG	373,658
6,657		Synchrony Financial	257,493
124,696		Taiwan Cooperative Financial Holding Co. Ltd.	89,490
731		The First of Long Island Corp.	13,582
17,810		U.S. Bancorp	890,500
992		UMB Financial Corp.	83,695
67,522		Wells Fargo & Co.	2,442,271

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
125,409		Yuanta Financial Holding Co. Ltd.	$95,819
		TOTAL	35,436,910
		Health Care—7.1%
33,856	[1]	3SBio, Inc.	33,692
3,973		Abbott Laboratories	475,886
6,294		AbbVie, Inc.	678,116
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
123	[1]	AdaptHealth Corp.	3,785
236	[1]	Addus Homecare Corp.	25,387
13,384		Alfresa Holdings Corp.	261,048
4,183		Ambu A/S	193,554
625	[1]	AMN Healthcare Services, Inc.	45,544
14,660	[1]	Amneal Pharmaceuticals, Inc	79,017
210	[1]	Amphastar Pharmaceuticals, Inc.	3,681
2,596	[1]	Antares Pharma, Inc.	11,033
913		Anthem, Inc.	276,812
3,100	[1]	Antigenics, Inc.	12,400
3,348	[1]	Avid Bioservices, Inc.	68,902
5,517	[1]	BeyondSpring, Inc.	71,611
15,592	[1]	BioDelivery Sciences International, Inc.	65,486
5,140	[1]	BioMarin Pharmaceutical, Inc.	397,990
1,479	[1]	Bio-Rad Laboratories, Inc., Class A	864,476
147	[1]	CanSino Biologics, Inc.	6,990
4,794		Cardinal Health, Inc.	246,987
4,388		Carl Zeiss Meditec AG	655,873
207	[1]	Celltrion, Inc.	54,744
1,950	[1]	Chimerix, Inc.	19,130
20,004		China Medical System Holding Ltd.	31,250
98,897		China Pharmaceutical Enterprise and Investment Corp. Ltd.	103,714
18,827		China Resources Pharmaceutical Group Ltd.	12,049
1,765	[1]	Chinook Therapeutics, Inc.	29,193
7,145		Cipla Ltd.	76,196
537	[1]	Clovis Oncology, Inc.	3,217
1,609		Coloplast A.S., Class B	245,407
165		CONMED Corp.	20,305
619	[1]	Corvel Corp.	62,829
7,278		CVS Health Corp.	495,850
1,831	[1]	Cytomx Therapeutics, Inc.	14,373
1,739		Divi’s Laboratories Ltd.	79,348
1,332		Dr. Reddy’s Laboratories Ltd.	80,078
19,331	[1]	Durect Corp.	42,915
3,228		Eisai Co. Ltd.	223,719
10,503		Eli Lilly & Co.	2,151,960
9,409	[1]	Endo International PLC	74,613
366		Ensign Group, Inc.	30,019
16,109	[1]	Exelixis, Inc.	348,921
4,031	[1]	Five Prime Therapeutics, Inc.	89,609
671	[1]	Fulgent Genetics, Inc.	67,945
5		Gedeon Richter Rt	143

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
10,845	[1]	Genscript Biotech Corp.	$18,675
148		GN Store Nord AS	12,429
2,338	[1]	Gossamer Bio, Inc.	21,977
4,826	[1]	Hansoh Pharmaceutical Group Co. Ltd.	24,498
24,407		Hapvida Participacoes e Investimentos SA	67,504
15,887		Hartalega Holdings BHD	39,043
4,299		HCA Healthcare, Inc.	739,557
8,323		Hisamitsu Pharmaceutical Co., Inc.	522,087
357	[1]	HMS Holdings Corp.	13,132
3,623		Hoya Corp.	411,237
1,945		Humana, Inc.	738,419
1,203	[1]	IDEAYA Biosciences, Inc.	22,941
190	[1]	Inari Medical, Inc.	19,874
7,581	[1]	Innovent Biologics, Inc.	77,938
32	[1]	Integer Holdings Corp.	2,822
7,761	[1]	Ionis Pharmaceuticals, Inc.	406,676
2,505		Ipca Laboratories Ltd.	62,801
3,037	[1]	Ironwood Pharmaceuticals, Inc.	28,032
4,702	[1]	IVERIC Bio, Inc.	28,870
3,366		Johnson & Johnson	533,376
9,073		Kossan Rubber Industries Berhad	8,825
8,063		Kyowa Hakko Kirin Co., Ltd.	225,456
2,189	[1]	Lantheus Holdings, Inc.	40,891
8,847	[1]	Lexicon Pharmaceuticals, Inc.	63,610
359	[1]	LHC Group, Inc.	65,234
25,886		Luye Pharma Group	17,563
443	[1]	MacroGenics, Inc.	11,079
546	[1]	Magellan Health, Inc.	50,953
4,549	[1]	Magenta Therapeutics, Inc.	47,810
5,124		McKesson Corp.	868,620
20,364		Medipal Holdings Corp.	405,659
571	[1]	Medpace Holdings, Inc.	92,748
18,061		Medtronic PLC	2,112,595
27,366		Merck & Co., Inc.	1,987,319
8,554		Microport Scientific Corp.	50,302
476	[1]	ModivCare, Inc.	61,052
1,459	[1]	Molecular Templates, Inc., Class THL	15,903
574	[1]	Natus Medical, Inc.	14,872
316	[1]	NextGen Healthcare, Inc.	5,909
10,517		Novo Nordisk A/S	748,215
14,128	[1]	Opko Health, Inc.	63,576
95	[1]	OraSure Technologies, Inc.	1,007
6,664	[1]	Organogenesis Holdings, Inc.	101,359
66	[1]	Orthofix Medical, Inc.	3,070
1,452		Owens & Minor, Inc.	49,383
969	[1]	Pandion Therapeutics, Inc.	58,334
165		Patterson Cos., Inc.	5,125
2,424	[1]	Ping An Healthcare and Technology Company Ltd.	35,011
1,897	[1]	Precision Biosciences, Inc.	22,688

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
6,885	[1,3]	Progenics Pharmaceuticals, Inc.	$0
493	[1]	Progyny, Inc.	20,750
2,017	[1]	Puma Biotechnology, Inc.	20,089
532	[1]	R1 RCM, Inc.	14,704
1,574	[1]	Regeneron Pharmaceuticals, Inc.	709,197
1,513	[1]	Retractable Technologies, Inc.	23,754
6,261		Roche Holding AG	2,046,608
145	[1]	Samsung Biologics Co. Ltd.	96,729
11,891		Sanofi	1,088,460
439		Seegene, Inc.	48,632
22,444		Shandong Weigao Group Medical Polymer Co., Ltd.	38,613
626		Shanghai Fosun Pharmaceutical Co. Ltd.	2,952
40,671		Shanghai Pharmaceuticals Holding Co. Ltd.	74,534
7,564		Shionogi and Co.	386,727
4,723		Siemens Healthineers AG	260,757
6,931	[1]	Siga Technologies, Inc.	43,804
46,806		Sino Biopharmaceutical Ltd.	52,067
6,139		Sinopharm Group Co. Ltd.	14,369
1,281	[1]	Solid Biosciences, Inc.	10,210
13,881	[1]	Spectrum Pharmaceuticals, Inc.	47,612
269	[1]	SQZ Biotechnologies Company	4,035
31,490		SSY Group Ltd.	16,907
257		Stedim	112,238
28,453		Supermax Corporation Berhad	33,850
962	[1]	Sutro Biopharma, Inc.	21,356
1,015		Torrent Pharmaceuticals Ltd.	33,333
1,456	[1]	Travere Therapeutics, Inc.	44,874
495	[1]	Triple-S Management Corp., Class B	12,524
6,708		UnitedHealth Group, Inc.	2,228,532
4,989	[1]	Vanda Pharmaceuticals, Inc.	93,045
3,619	[1]	Vertex Pharmaceuticals, Inc.	769,218
1,053		WuXi AppTec Co. Ltd.	21,922
12,523	[1]	WuXi PharmaTech, Inc.	154,702
591	[1]	Zynex, Inc.	8,581
		TOTAL	28,422,072
		Industrials—7.4%
401		Acco Brands Corp.	3,248
9,082		ACS Actividades de Construccion y Servicios, SA	277,562
712	[1]	Aegion Corp.	18,405
90,313		Alfa, S.A. de C.V., Class A	49,212
1,008		A-Living Smart City Services Co. Ltd.	4,221
344		Altra Holdings, Inc.	19,924
20,405		Amada Co. Ltd.	252,618
63	[1]	American Woodmark Corp.	5,885
154		Apogee Enterprises, Inc.	5,760
679		Applied Industrial Technologies, Inc.	57,966
390		ArcBest Corp.	23,006
73		Arcosa, Inc.	4,141
12,431		Ashtead Group PLC	671,796

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
575	[1]	Atlas Air Worldwide Holdings, Inc.	$31,700
51,354		AviChina Industry & Technology Co. Ltd.	34,748
139		AZZ, Inc.	7,102
1,206		Boise Cascade Co.	60,228
7,708		Bouygues SA	312,023
222,113		BTS Group Holdings PCL	68,106
25,803		Bunzl PLC	803,992
7,566		Caterpillar, Inc.	1,633,348
2,886		Central Japan Railway Co.	486,593
11,615	[1]	China COSCO Holdings Co. Ltd., Class H	12,880
25,815		China Lesso Group Holdings Ltd.	47,660
61,768		China Railway Group Ltd.	32,641
61,018		China Southern Airlines Co. Ltd.	41,674
460	[1]	Cimpress PLC	45,577
114,820		Citic Pacific Ltd.	97,124
2,872	[1]	Clean Harbors, Inc.	244,551
527		Comfort Systems USA, Inc.	32,642
4,259		CoreLogic, Inc.	360,567
3,641		Country Garden Services Holdings Co. Ltd.	29,908
555		CSW Industrials, Inc.	69,691
1,337		Deluxe Corp.	52,852
461		Dover Corp.	56,823
374		DSV Panalpina A/S	68,588
817	[1]	Dycom Industries, Inc.	62,566
8,879		Eaton Corp. PLC	1,155,957
627	[1]	Echo Global Logistics, Inc.	17,468
2,651		Elbit Systems Ltd.	343,126
543		Emcor Group, Inc.	52,872
17,229		Expeditors International Washington, Inc.	1,582,311
22,063		Experian PLC	697,504
6,026		Ferguson PLC	706,032
1,105	[1]	Generac Holdings, Inc.	364,164
8,523		Genivar Income Fund	738,178
274	[1]	GMS, Inc.	10,028
5,097		Graco, Inc.	353,477
1,484		GS Engineering & Construction Corp.	47,949
18,592		Haitian International Holdings Ltd.	63,771
2,485		Han Wha	64,663
3,337		HEICO Corp., Class A	386,291
2,945		Hoshizaki Electric Co., Ltd.	260,017
401	[1]	Hub Group, Inc.	23,090
568	[1]	IES Holdings, Inc.	26,037
7,443		IHS Markit Ltd.	671,061
8,909		Illinois Tool Works, Inc.	1,801,222
589		Insperity, Inc.	52,244
598		Insteel Industries, Inc.	18,466
1,317	[1]	JELD-WEN Holding, Inc.	39,049
76,314		Kajima Corp.	982,359
581		KForce Com, Inc.	29,834

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,567		Knorr-Bremse AG	$199,379
11,596		Koc Holding A.S.	33,604
301		Kone Corp. OYJ, Class B	23,994
1,090		LG Corp.	90,869
5,944		Localiza Rent A Car SA	61,517
4,041	[1]	Lyft, Inc.	225,084
3,142		Makita Corp.	133,515
431		Marten Transport Ltd.	6,974
7,496		Masco Corp.	398,937
628	[1]	Masonite International Corp.	68,904
545	[1]	Mastec, Inc.	47,279
172		Miller Industries, Inc.	6,789
6,616	[1]	MRC Global, Inc.	57,824
1,032		Mueller Industries, Inc.	41,940
696	[1]	MYR Group, Inc.	41,029
18,288		NIBE Industrier AB	573,343
5,953	[1]	Now, Inc.	63,280
48,292		Obayashi Corp.	421,202
1,667		Old Dominion Freight Lines, Inc.	358,022
946		Pitney Bowes, Inc.	8,022
236	[1]	Plug Power, Inc.	11,418
491		Primoris Services Corp.	16,434
1,909		Quanex Building Products Corp.	46,446
4,529		Regal Beloit Corp.	618,978
464		Rockwool International A/S	167,469
548		Rush Enterprises, Inc.	23,252
8,941		Schneider Electric SA	1,324,869
39,513		Schneider National, Inc.	913,936
8,837		Secom Co. Ltd.	770,458
29,700		Shimizu Corp.	226,384
9,573		Sinotruk Hong Kong Ltd.	30,526
11,406		SKF Ab, Class B	310,706
285		SMC Corp.	169,430
5,512		Sohgo Security Services Co. Ltd.	249,722
433		Systemax, Inc.	15,631
12,624		Taisei Corp.	449,598
746		Terex Corp.	30,720
621		Tetra Tech, Inc.	85,928
33,142		Toppan Printing Co. Ltd.	523,981
1,708		Toshiba Corp.	54,125
8,417		Trane Technologies PLC	1,289,821
868	[1]	Transdigm Group, Inc.	500,550
1,456	[1]	TriMas Corp.	48,907
535	[1]	TriNet Group, Inc.	42,944
1		Triton International Ltd.	58
9,381	[1]	Uber Technologies, Inc.	485,467
414		UFP Industries, Inc.	25,254
776	[1]	United Rentals, Inc.	230,767
706		Universal Truckload Services, Inc.	16,527

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
258		Vestas Wind Systems A/S	$48,244
4,270		Wabash National Corp.	70,797
31,077		Wartsila OYJ, Class B	354,897
7,080		Weg SA	98,604
19,094		Weichai Power Co. Ltd., Class H	56,274
328		Werner Enterprises, Inc.	14,078
7,305		Wolters Kluwer NV	578,825
40,540		Xinyi Solar Holdings Ltd.	86,550
25,467		Zhejiang Expressway Co. Ltd.	22,225
16,072		Zoomlion Heavy Industry Science and Technology Co., Ltd.	24,444
		TOTAL	29,471,249
		Information Technology—12.4%
3,115	[1]	A10 Networks, Inc.	29,094
11,614		AAC Technologies Hldgs., Inc.	62,458
80,658		Acer Sertek, Inc.	77,810
3,401	[1]	Adobe, Inc.	1,563,338
805		Advanced Energy Industries, Inc.	84,082
2,394		Advantest Corp.	196,476
1,392		American Software, Inc., Class A	28,118
2,899		Amkor Technology, Inc.	69,257
54,799		Apple, Inc.	6,644,927
19,412		Applied Materials, Inc.	2,294,304
1,867		ASML Holding N.V.	1,051,227
4,783		Asustek Computer, Inc.	52,168
4,945	[1]	Avalara, Inc.	776,068
1,031		Benchmark Electronics, Inc.	29,280
1,053	[1]	Blackbaud, Inc.	72,467
870	[1]	Box, Inc.	15,965
22,285		Brother Industries Ltd.	442,015
7,938		BYD Electronic International Co. Ltd.	44,123
8,733	[1]	Cadence Design Systems, Inc.	1,232,139
618	[1]	Cambium Networks Corp.	26,135
3,892		Capgemini SE	623,309
465		Cass Information Systems, Inc.	20,032
1,550	[1]	CGI, Inc., Class A	115,708
393	[1]	Check Point Software Technologies Ltd.	43,324
22,706		Chicony Electronics Co. Ltd.	76,704
36,059	[1]	China Youzan Ltd.	15,384
13,899	[1]	Cirrus Logic, Inc.	1,136,660
32,864		Cisco Systems, Inc.	1,474,608
790	[1]	CloudFlare, Inc.	58,436
907	[1]	Commvault Systems, Inc.	57,803
103,537		Compal Electronics, Inc.	82,615
190		Constellation Software, Inc.	246,006
5,097		Corning, Inc.	194,909
840	[1]	Crowdstrike Holdings, Inc.	181,440
783		CSG Systems International, Inc.	36,135
212		Delta Electronics, Inc.	2,142
68	[1]	Diodes, Inc.	5,339

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
573		Disco Corp.	$179,520
10,287	[1]	Duck Creek Technologies LLC	486,575
3,883	[1]	Dynatrace Holdings LLC	193,218
1,542	[1]	Elastic N.V.	207,229
346	[1]	ePlus, Inc.	32,718
566	[1]	Fabrinet	49,995
1,171	[1]	Fastly, Inc.	86,162
3,915	[1]	Fortinet, Inc.	661,048
3,448		Fujitsu Ltd.	496,755
10,948		Hexagon AB	912,059
8,637		Hitachi Ltd.	398,685
27,367		Hon Hai Precision Industry Co. Ltd.	110,389
570		Hua Hong Semiconductor Ltd.	3,519
690	[1]	Ichor Holdings Ltd.	29,504
16,162		Infosys Ltd.	273,815
603	[1]	Insight Enterprises, Inc.	50,405
186		InterDigital, Inc.	11,787
6,883		IT Holdings Corp.	142,950
5,785	[1]	Jamf Holding Corp.	216,359
3,561	[1]	JFrog Ltd.	190,478
772		KBR, Inc.	23,932
674	[1]	Kimball Electronics, Inc.	15,826
20,549		Kingboard Chemical Holdings Ltd.	94,813
27,049		Kingboard Laminates Holdings Ltd.	46,137
7,522		Kingdee International Software Group Co. Ltd.	27,237
3,797		Kingsoft Corp. Ltd.	26,740
5,950		KLA Corp.	1,851,819
89,224		Lenovo Group Ltd.	112,741
2,670		LG Display Co. Ltd.	53,531
425		LG Innotek Co., Ltd.	75,027
42,145		Lite-On Technology Corp.	90,053
10,025		Logitech International SA	1,067,420
698		ManTech International Corp., Class A	54,556
424		Maximus, Inc.	34,463
3,197		MediaTek, Inc.	103,306
981		Methode Electronics, Inc., Class A	38,190
24,427		Microsoft Corp.	5,676,346
2,075		MKS Instruments, Inc.	342,168
97	[1]	Napco Security Technologies, Inc.	3,020
3,941	[1]	nCino, Inc.	269,486
685		NIC, Inc.	23,776
307	[1]	Nokia Oyj	1,214
111	[1]	OSI Systems, Inc.	10,503
7,442		Otsuka Corp.	345,582
3,432	[1]	Paylocity Corp.	656,164
10,467	[1]	PayPal Holdings, Inc.	2,719,850
10	[1]	PC Connections, Inc.	460
31,209		Pegatron Corp.	83,557
1	[1]	Photronics, Inc.	12

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
128	[1]	Plexus Corp.	$10,749
1,219	[1]	PTC, Inc.	166,930
695		QAD, Inc.	44,619
2,604		Qualcomm, Inc.	354,639
441	[1]	Qualys, Inc.	42,848
33,317		Quanta Computer, Inc.	101,833
416	[1]	Rapid7, Inc.	31,716
5,931		Realtek Semiconductor Corp.	98,340
69,116		Ricoh Co. Ltd.	610,366
3,036		Rohm Co. Ltd.	301,322
1,425	[1]	Salesforce.com, Inc.	308,513
566		Samsung Electro-Mechanics Co.	95,143
17,725		Samsung Electronics Co. Ltd.	1,299,887
92		Samsung SDI Co. Ltd.	55,137
93	[1]	Sanmina Corp.	3,313
878	[1]	Semtech Corp.	64,366
3,603		Shimadzu Corp.	130,802
1,364		SK Hynix, Inc.	171,536
4,522		Skyworks Solutions, Inc.	804,102
486	[1]	SPS Commerce, Inc.	48,955
16,867		STMicroelectronics N.V.	649,412
1,154	[1]	StoneCo Ltd.	99,025
3,422		Sumisho Computer Systems Corp.	202,462
2,797		Sunny Opitcal Technology Group Co. Ltd.	69,745
335	[1]	Synaptics, Inc.	44,900
44,655		Synnex Technology International Corp.	79,095
4,322	[1]	Synopsys, Inc.	1,059,798
89,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,947,450
4,313		Tata Consultancy Services Ltd.	170,281
4,220	[1]	TeamViewer AG	226,469
1,325	[1]	Tenable Holdings, Inc.	54,206
23,404	[1]	Teradata Corp.	938,500
371	[1]	Topicus.com, Inc.	19,258
36,360		TravelSky Technology Ltd.	92,161
1,428		Trend Micro, Inc.	68,583
182		TTEC Holdings, Inc.	15,313
180	[1]	Tucows, Inc.	14,224
1,100	[1]	Tyler Technologies, Inc.	509,762
547	[1]	Ultra Clean Holdings, Inc.	25,370
79,568		United Microelectronics Corp.	155,802
936	[1]	Unity Software, Inc.	100,742
99	[1]	Veritone, Inc.	3,569
2,683		Vishay Intertechnology, Inc.	64,043
99	[1]	Vishay Precision Group, Inc.	3,200
69,427		Wistron Corp.	79,726
315	[1]	Workiva, Inc.	31,862
15,817		Yokogawa Electric Corp.	302,887
772	[1]	Zoom Video Communications, Inc.	288,427
		TOTAL	49,804,492

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—3.7%
600		African Rainbow Minerals Ltd.	$11,748
12,609		Amcor PLC	137,942
6,044		Anhui Conch Cement Co. Ltd., Class H	38,875
696	[1]	Arconic Corp.	15,256
49,186		Asia Cement Corp.	75,300
40,171		BHP Billiton Ltd.	1,514,783
26,700		BHP Steel Ltd.	341,968
4,417		Cherepovets MK Severstal	79,592
17,377		China Hongqiao Group Ltd.	21,540
43,189		China Molybdenum Co. Ltd.	33,377
36,859		China National Building Material Co. Ltd.	55,781
13,491		China Resources Cement Holdings Ltd.	16,071
1,126	[1]	Clearwater Paper Corp.	39,421
9,158	[1]	Companhia Vale Do Rio Doce	154,458
1,642		Eastman Chemical Co.	179,405
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
5,526		FMC Corp.	561,939
1,169	[1]	Forterra, Inc.	27,203
64,368		Fortescue Metals Group Ltd.	1,197,382
10,415		Gold Fields Ltd.	85,869
116		Greif, Inc.	5,742
22,120		Gujarat Ambuja Cements Ltd.	81,956
356		Hawkins, Inc.	22,286
4,879		Impala Platinum Holdings Ltd.	79,099
12,891		Jiangxi Copper Co. Ltd.	31,247
1,256		Koninklijke DSM NV	206,664
100	[1]	Koppers Holdings, Inc.	3,341
368		Korea Kumho Petrochemical Co. Ltd.	69,045
83		L.G. Chemical Ltd.	61,311
1,517		Lee & Man Paper Manufacturing Ltd.	1,405
2,199		Louisiana-Pacific Corp.	104,694
24,799		Mitsubishi Gas Chemical Co., Inc.	581,300
9,996		Newcrest Mining Ltd.	187,891
7,408		Nine Dragons Paper Holdings Ltd.	11,934
5,321		Nitto Denko Corp.	457,233
420		Norilsk Nickel	131,127
371	[1]	Northam Platinum Ltd.	5,438
22,502		Novolipetski Metallurgicheski Komb OAO	67,214
1,746		Novozymes A/S, Class B	107,814
25,894		Nuevo Grupo Mexico SA, Class B	122,755
150		Pactiv Evergreen, Inc.	2,097
4,824	[2]	Phosagro OAO, GDR	84,613
429		Polyus PJSC	80,713
84,207		PT Indah Kiat Pulp & Paper Corp.	77,864
1,750		PT Semen Gresik	1,252
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,814
9,108		Rio Tinto Ltd.	894,131
14,934		Rio Tinto PLC	1,290,609
10,532		RPM International, Inc.	838,768

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
2,821	[1]	Ryerson Holding Corp.	$35,911
2,220		Scotts Miracle-Gro Co.	473,193
7,267		Sealed Air Corp.	304,487
2,335		Sherwin-Williams Co.	1,588,594
164		Shree Cement	58,457
3,432		Sika AG	904,759
163,013		South32 Ltd.	348,423
243		Stepan Co.	29,328
9,590		Taiwan Cement Corp.	14,458
33,199		Tosoh Corp.	614,019
4,809		Tredegar Industries, Inc.	73,289
2,570		Va Stahl Ag	101,767
465		Worthington Industries, Inc.	29,709
65,054		Zijin Mining Group Co. Ltd.	96,257
		TOTAL	14,872,918
		Real Estate—1.7%
4,745		Agile Group Holdings Ltd.	6,697
213		American Assets Trust, Inc.	6,620
4,353		American Tower Corp.	940,814
2,089		CareTrust REIT, Inc.	46,334
6,699		CatchMark Timber Trust, Inc.	68,397
1,205		China Resources Bejing Land	5,715
24,806		CIFI Holdings Group Co. Ltd.	23,471
165,938		CK Asset Holdings Ltd.	976,535
39,526		Country Garden Holdings Co.	49,276
7,203		Crown Castle International Corp.	1,121,867
2,947		Daito Trust Construction Co. Ltd.	328,577
297		Equinix, Inc.	192,557
2,081		Equity Lifestyle Properties, Inc.	128,294
9,739		Evergrande Real Estate Group Limited	19,907
1,348	[1]	eXp World Holdings, Inc.	81,406
94,933		Franshion Properties of China Ltd.	39,756
1,047		Geo Group, Inc.	7,538
29,737		Goodman Group	379,362
26,911		Greentown China Holdings Ltd.	40,047
57,918		Guangzhou R&F Properties Co. Ltd.	77,300
21,765		Hopson Development Holdings Ltd.	71,222
13,175		Invitation Homes, Inc.	383,919
1,344		Kite Realty Group Trust	25,764
21,557		KWG Property Holding Ltd.	32,671
282,629		Land & Houses Public Co. Ltd.	72,502
4,778		Lexington Realty Trust	51,220
4,025		Logan Group Co. Ltd.	6,267
380		Longfor Properties	2,249
146,419		Mapletree Commercial Trust	223,528
86,978		Mapletree Logistics Trust	120,500
3,371		Mid-American Apartment Communities, Inc.	454,175
12,220		Multiplan Empreendimentos Imobiliarios SA	42,912
1,536		NEPI Rockcastle PLC	9,416

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,389		Newmark Group, Inc.	$13,918
4,698		ProLogis, Inc.	465,431
1,043	[1]	Redfin Corp.	78,997
5,244	[1]	Retail Opportunity Investments Corp.	82,908
8,230		Retail Properties of America, Inc.	86,662
27,865		Seazen Group Ltd.	33,786
10,653		Shimao Group Holdings Ltd.	35,207
2,546		Uniti Group, Inc.	30,323
258		Urban Edge Properties	4,257
		TOTAL	6,868,304
		Utilities—1.8%
8,178		Alliant Energy Corp.	377,496
312		American States Water Co.	22,792
1,893		American Water Works Co., Inc.	268,579
382		Brookfield Infrastructure Corp.	25,296
890		CEZ A.S.	21,730
262,396		CGN Power Co. Ltd.	57,814
30,400		China Longyuan Power Group Corp.	45,451
104,322		China Power International Development Ltd.	22,316
46,274		Colbun SA	8,642
10,920		CPFL Energia SA	56,235
23,549		Endesa SA	582,798
1,092		ENN Energy Holdings Ltd.	16,719
17,323		Equatorial Energia SA	62,131
45,525		Gail India Ltd.	87,267
174,493		Huaneng Power International, Inc.	59,691
54,763		Iberdrola SA	687,535
7,893		Indraprastha Gas Ltd.	53,177
4,872		Kunlun Energy Co. Ltd.	4,476
10,423		Manila Electric Co.	58,146
26,270		NextEra Energy, Inc.	1,930,320
920		Northwestern Corp.	53,802
1,031,695		OJSC Inter Rao Ues	70,584
348		ONE Gas, Inc.	23,305
59		Orsted A/S	9,523
983		Otter Tail Corp.	39,831
12,841		Petronas Gas	52,011
1,252		Portland General Electric Co.	52,784
17,226		Power Grid Corp of India Ltd.	49,974
9,041		Red Electrica Corporacion SA	150,608
15,737		RWE AG	594,554
32,091		Terna SpA	223,145
29,024		Uniper SE	1,013,270
882		Unitil Corp.	36,903
14,219		Vistra Corp.	245,278
2,881		WEC Energy Group, Inc.	232,324
		TOTAL	7,296,507
		TOTAL COMMON STOCKS (IDENTIFIED COST $184,572,495)	247,226,464

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—6.9%
		Sovereign—6.9%
AUD 1,000,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$840,167
EUR 390,000		Belgium, Government of, Series 68, 2.250%, 6/22/2023	502,011
680,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	867,086
CAD 800,000		Canada, Government of, Bond, 3.250%, 6/1/2021	633,720
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	509,190
EUR 6,000		France, Government of, 0.500%, 5/25/2025	7,548
150,000		France, Government of, Bond, 4.500%, 4/25/2041	323,441
850,000		France, Government of, O.A.T., 5.500%, 4/25/2029	1,506,473
650,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	897,381
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	449,928
600,000		Germany, Government of, 0.250%, 2/15/2027	758,055
300,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	603,140
100,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	232,491
400,000		Italy, Government of, 3.750%, 5/1/2021	485,941
680,000		Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	838,757
1,000,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,584,423
1,250,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,620,264
58,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	95,088
JPY 142,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,563,232
185,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,961,665
50,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	470,655
155,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,788,371
MXN 24,000,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	1,154,808
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	39,150
EUR 450,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	711,231
150,000		Spain, Government of, 4.200%, 1/31/2037	274,242
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	793,667
590,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	819,506
480,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	644,676
GBP 200,000		United Kingdom, Government of, 2.750%, 9/7/2024	303,468
430,000		United Kingdom, Government of, 3.250%, 1/22/2044	823,162
350,000		United Kingdom, Government of, 4.250%, 12/7/2027	607,580
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	537,482
650,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	972,341
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	860,320
230,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	434,252
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,945,561)	27,514,912
		CORPORATE BONDS—5.7%
		Basic Industry - Metals & Mining—0.0%
$ 100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	107,404
		Capital Goods - Aerospace & Defense—0.3%
350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	391,447
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	159,962
300,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	292,480
215,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	238,057
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	200,640
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.928% (3-month USLIBOR +1.735%), 2/15/2042	71,213
		TOTAL	1,353,799

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$ 125,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	$134,842
130,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	149,729
185,000	Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	209,326
	TOTAL	493,897
	Capital Goods - Construction Machinery—0.1%
195,000	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	209,570
	Capital Goods - Diversified Manufacturing—0.0%
30,000	General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	40,591
75,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	75,467
	TOTAL	116,058
	Communications - Cable & Satellite—0.0%
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	35,226
	Communications - Media & Entertainment—0.1%
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	23,090
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	92,252
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	456,649
	TOTAL	571,991
	Communications - Telecom Wireless—0.2%
350,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	335,956
80,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.250%, 11/15/2031	76,982
375,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	421,670
	TOTAL	834,608
	Communications - Telecom Wirelines—0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.550%, 9/15/2055	334,843
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	218,874
	TOTAL	553,717
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	275,337
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	76,896
	TOTAL	352,233
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	669,320
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	265,584
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	324,958
77,397	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	84,813
	TOTAL	1,344,675
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	209,649
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	142,920
	TOTAL	352,569
	Consumer Non-Cyclical - Food/Beverage—0.2%
115,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	116,345
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	229,091
157,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	174,718
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	135,629
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	88,612
	TOTAL	744,395
	Consumer Non-Cyclical - Health Care—0.2%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	221,633

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 180,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	$192,232
400,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	432,156
75,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	83,956
		TOTAL	929,977
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	99,991
190,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	188,731
		TOTAL	288,722
		Consumer Non-Cyclical - Tobacco—0.4%
EUR 870,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,256,716
$ 200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	238,593
		TOTAL	1,495,309
		Energy - Independent—0.1%
400,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	390,193
		Energy - Integrated—0.3%
340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	366,920
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	102,603
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	44,876
EUR 600,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	724,142
		TOTAL	1,238,541
		Energy - Midstream—0.1%
$ 325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	353,591
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	89,645
		TOTAL	443,236
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	283,651
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	129,574
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	332,389
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	300,596
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	281,083
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	277,084
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,244
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2069	110,529
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	53,146
400,000		Morgan Stanley, 4.300%, 1/27/2045	491,640
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	67,233
32,417	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	21,152
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	287,196
		TOTAL	2,356,866
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	155,756
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	78,386
		TOTAL	234,142
		Financial Institution - Insurance - Life—0.1%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	37,409
325,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	325,712
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,983

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 105,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	$112,041
	TOTAL	492,145
	Financial Institution - Insurance - P&C—0.1%
30,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	51,003
75,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	82,341
275,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.950%, 4/22/2044	310,796
	TOTAL	444,140
	Financial Institution - REIT - Apartment—0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	325,801
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	150,894
	TOTAL	476,695
	Financial Institution - REIT - Other—0.1%
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	100,225
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	177,324
	TOTAL	277,549
	Financial Institution - REIT - Retail—0.1%
400,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	411,847
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	31,261
	TOTAL	443,108
	Financial Institution - REITs—0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	74,258
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	64,284
	Municipal Services—0.1%
131,712	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	164,353
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	115,889
	TOTAL	280,242
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	312,591
	Technology—0.4%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	44,491
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	383,828
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	30,755
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	306,956
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	338,015
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	389,866
	TOTAL	1,493,911
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	160,499
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	68,719
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	178,427
	TOTAL	247,146
	Utility - Electric—0.7%
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	173,014
135,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	153,453
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	321,724
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	222,849
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	423,685

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	$331,026
160,000		Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	171,952
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	152,387
200,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	221,097
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	430,205
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	147,515
		TOTAL	2,748,907
		Utility - Natural Gas—0.2%
495,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	573,452
		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,935,998)	22,819,706
		U.S. TREASURIES—0.9%
		Treasury Inflation-Indexed Note—0.6%
141,732		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	154,939
1,400,798		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	1,528,701
597,735		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	644,209
		TOTAL	2,327,849
		U.S. Treasury Note—0.3%
300,000		United States Treasury Note, 0.125%, 2/15/2024	298,686
900,000		United States Treasury Note, 0.750%, 1/31/2028	879,021
		TOTAL	1,177,707
		US Treasury Bond—0.0%
150,000		United States Treasury Bond, 1.625%, 11/15/2050	133,515
3,000		United States Treasury Bond, 3.000%, 11/15/2045	3,532
		TOTAL	137,047
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,735,541)	3,642,603
		ASSET-BACKED SECURITIES—0.9%
		Auto Receivables—0.4%
475,000		Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	484,284
500,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	515,073
214,371		World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	217,237
285,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	283,690
		TOTAL	1,500,284
		Credit Card—0.2%
700,000	[4]	Trillium Credit Card Trust II 2020-1A, Class A, 0.484% (1-month USLIBOR +0.370%), 12/26/2024	702,469
		Equipment Lease—0.2%
300,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	303,356
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	506,078
		TOTAL	809,434
		Other—0.1%
300,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	302,978
		Student Loans—0.0%
175,000		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	175,816
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,400,659)	3,490,981
		GOVERNMENT AGENCIES—0.2%
		Federal Home Loan Bank System—0.0%
200,000		Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	199,539

Shares, Principal Amount or Contracts		Value
	GOVERNMENT AGENCIES—continued
	Federal National Mortgage Association—0.2%
$ 635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	$635,436
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,884)	834,975
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
	Agency Commercial Mortgage-Backed Securities—0.2%
119,983	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	124,251
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	537,759
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $637,355)	662,010
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
	Commercial Mortgage—0.1%
255,000	Bank, Class A4, 3.488%, 11/15/2050	284,408
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	327,845
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	612,253
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
1,019	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,158
732	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	852
940	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,077
438	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	503
691	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	808
1,557	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,820
	TOTAL	6,218
	Federal National Mortgage Association—0.0%
911	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,026
3,821	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	4,292
2,657	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	3,108
2,211	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	2,465
251	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	276
169	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	192
1,673	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	1,898
3,926	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	4,560
1,632	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,894
1,129	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,303
2,793	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	3,157
	TOTAL	24,171
	Government National Mortgage Association—0.0%
3,858	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,409
2,362	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,734
5,993	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,925
7,727	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	8,969
123	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	129
1,230	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,398
736	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	820
242	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	274
92	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	103
1,630	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,848
1,621	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,833
96	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	102

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 1,287		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	$1,422
1,334		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	1,472
		TOTAL	32,438
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,304)	62,827
		PURCHASED CALL OPTIONS—0.0%
28,000,000		Barclays MXN CALL/JPY PUT, Notional Amount $28,000,000, Exercise Price, $5.26, Expiration Date 3/29/2021	8,552
145,000		Credit Agricole EUR CALL/USD PUT, Notional Amount $145,000, Exercise Price, $1.20, Expiration Date 3/2/2021	557
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $19,027)	9,109
		PURCHASED PUT OPTIONS—0.0%
1,800,000		JPM EUR PUT/PLN CALL, Notional Amount $1,800,000, Exercise Price, $4.50, Expiration Date 3/4/2021 (IDENTIFIED COST $6,466)	477
		INVESTMENT COMPANIES—20.8%
350,821		Bank Loan Core Fund	3,381,914
3,971,237		Emerging Markets Core Fund	40,586,045
25,428,551		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	25,436,180
477,389	[6]	High Yield Bond Core Fund	3,026,643
759,478		Mortgage Core Fund	7,587,183
365,242		Project and Trade Finance Core Fund	3,225,089
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $79,492,820)	83,243,054
		TOTAL INVESTMENT IN SECURITIES—97.4% (IDENTIFIED COST $319,207,749)	390,119,371
		OTHER ASSETS AND LIABILITIES - NET—2.6%[7]	10,403,914
		TOTAL NET ASSETS—100%	$400,523,285

At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]Australia 10-Year Bond Long Futures	49	$5,167,989	March 2021	$(338,486)
[1]Canada 10-Year Bond Short Futures	23	$2,526,277	June 2021	$(1,432)
1E-Mini Russel 2000 Long Futures	58	$6,377,680	March 2021	$861,860
[1]Euro BTP Long Futures	19	$3,390,528	June 2021	$18,765
[1]Euro STOXX 50 Long Futures	6	$262,570	March 2021	$7,369
1FTSE JSE Top 40 Long Futures	159	$6,330,683	March 2021	$(60,248)
1FTSE/MIB Index Long Futures	61	$8,401,025	March 2021	$204,262
1IBEX 35 Index Long Futures	6	$593,362	March 2021	$13,836
[1]Long GILT Long Futures	6	$1,068,055	June 2021	$(14,268)
1MSCI Emerging Market Long Futures	251	$16,793,155	March 2021	$(157,377)
1S&P 500 E-Mini Long Futures	88	$16,760,480	March 2021	$121,708
1TOPIX Index Long Futures	19	$3,342,980	March 2021	$(86,884)
[1]United States Treasury Long Bond Long Futures	4	$636,875	June 2021	$(7,658)
[1]United States Treasury Notes 2-Year Long Futures	50	$11,038,281	June 2021	$(8,537)
[1]United States Treasury Ultra Bond Long Futures	2	$378,125	June 2021	$(5,677)
Short Futures:
[1]United States Treasury Notes 5-Year Short Futures	19	$2,355,406	June 2021	$19,106
[1]United States Treasury Notes 10-Year Long Futures	22	$2,919,813	June 2021	$(2,869)
[1]Amsterdam Index Short Futures	15	$2,355,887	March 2021	$40,874
1CAC 40 10-Year Euro Short Futures	58	$3,988,156	March 2021	$(24,979)
1DAX Index Short Futures	18	$7,470,418	March 2021	$18,424
[1]Euro Bund Short Futures	74	$15,225,728	June 2021	$(57,273)
1FTSE 100 Index Long Futures	51	$4,575,471	March 2021	$(75,503)
1FTSE Taiwan Index Long Futures	52	$2,881,840	March 2021	$(79,023)
[1]Hang Seng Index Short Futures	8	$1,493,415	March 2021	$73,046
[1]Japan 10-Year Bond Long Futures	6	$8,478,071	March 2021	$(1,144)
1MSCI Singapore IX ETS Short Futures	164	$4,165,187	March 2021	$(74,487)
1S&P/TSX 60 IX Short Futures	70	$11,790,979	March 2021	$30,134
1SPI 200 Short Futures	79	$10,073,848	March 2021	$117,745
[1]United States Treasury Notes 10-Year Ultra Short Futures	3	$442,031	June 2021	$5,631
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$536,915
The average notional value of long and short futures contracts held by the Fund throughout the period was $97,526,215 and $60,875,379, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/2/2021	Bank of New York Mellon	2,598,000	AUD	$2,057,390	$(58,359)
3/2/2021	Bank of America N.A.	4,217,000	CAD	$3,322,024	$(8,324)
3/2/2021	Barclays Bank PLC Wholesale	3,181,000	CHF	$3,553,477	$(56,528)
3/2/2021	Morgan Stanley	1,437,000	GBP	$2,023,839	$(21,811)
3/2/2021	JPMorgan Chase	353,944,000	JPY	$3,346,213	$(25,757)
3/2/2021	Bank of New York Mellon	80,055,000	MXN	$3,957,027	$(130,489)
3/2/2021	State Street Bank & Trust Co.	47,792,000	SEK	$5,766,794	$(106,850)
3/2/2021	BNP Paribas SA	10,072,000	SGD	$7,591,968	$(38,345)
3/2/2021	Citibank N.A.	22,235,000	TRY	$3,172,150	$(179,526)
3/8/2021	Barclays Bank PLC Wholesale	10,300,000	AUD	$8,157,547	$(232,038)
3/8/2021	State Street Bank & Trust Co.	3,680,000	CAD	$2,921,195	$(29,409)
3/8/2021	State Street Bank & Trust Co.	2,164,000	GBP	$3,047,572	$(32,613)
3/8/2021	Morgan Stanley	40,023,000	SEK	$4,843,513	$(103,348)
3/8/2021	Credit Agricole CIB	10,959,000	SGD	$8,293,188	$(74,613)
3/8/2021	State Street Bank & Trust Co.	20,817,000	TRY	$2,945,727	$(151,142)
4/15/2021	Credit Agricole CIB	358,190	BRL	$65,343	$(1,526)
4/15/2021	BNP Paribas SA	230,755,037	COP	$65,053	$(1,871)
4/15/2021	Credit Agricole CIB	1,308,376	MXN	$64,913	$(2,665)
4/26/2021	JPMorgan Chase	916,621	AUD	580,000 EUR	$4,753
4/26/2021	State Street Bank & Trust Co.	3,663,065	AUD	2,320,000 EUR	$16,380
4/26/2021	Bank of America N.A.	400,000	AUD	$303,987	$3,851
4/26/2021	State Street Bank & Trust Co.	433,322	CAD	250,000 GBP	$(7,867)
4/26/2021	Credit Agricole CIB	780,000,000	COP	$217,430	$(3,951)
4/26/2021	Bank of America N.A.	1,700,000	EUR	1,514,710 GBP	$(57,167)
4/26/2021	Credit Agricole CIB	1,800,000	EUR	8,112,010 PLN	$8,821
4/26/2021	Credit Agricole CIB	1,000,000	EUR	$1,217,318	$(9,256)
4/26/2021	Bank of America N.A.	1,100,000	EUR	$1,327,500	$1,367
4/26/2021	Citibank N.A.	1,000,000	GBP	$1,408,349	$(14,768)
4/26/2021	Citibank N.A.	105,355,740	JPY	$1,000,000	$(10,996)
4/26/2021	JPMorgan Chase	501,483,307	JPY	$4,850,000	$(142,435)
4/26/2021	BNP Paribas SA	20,386,643	MXN	750,000 GBP	$(76,368)
4/26/2021	HSBC Bank USA	9,164,358	MXN	$450,000	$(14,490)
4/26/2021	BNP Paribas SA	650,000	PEN	$178,980	$(816)
4/26/2021	Citibank N.A.	5,590,143	PLN	$1,500,000	$(7,581)
4/26/2021	Credit Agricole CIB	10,452,148	PLN	$2,800,000	$(9,555)
4/26/2021	JPMorgan Chase	9,000,000	RUB	$120,899	$(905)
4/26/2021	Credit Agricole CIB	26,000,000	RUB	$348,237	$(1,590)
4/27/2021	HSBC Bank USA	651,908,000	KRW	$583,744	$(3,416)
4/27/2021	HSBC Bank USA	1,021,509,000	KRW	$913,587	$(4,239)
4/27/2021	HSBC Bank USA	1,996,804,000	KRW	$1,804,792	$(27,237)
6/11/2021	Citibank N.A.	36,142	AUD	$27,215	$601
6/11/2021	State Street Bank & Trust Co.	36,545	AUD	$27,211	$916
6/11/2021	Morgan Stanley	138,737	BRL	$27,071	$(2,427)
6/11/2021	Morgan Stanley	139,259	BRL	$27,152	$(2,415)
6/11/2021	State Street Bank & Trust Co.	35,041	CAD	$27,351	$185
6/11/2021	Citibank N.A.	35,227	CAD	$27,367	$316
6/11/2021	Citibank N.A.	24,116	CHF	$27,318	$(733)
6/11/2021	State Street Bank & Trust Co.	24,187	CHF	$27,345	$(682)
6/11/2021	HSBC Bank USA	178,850	CNY	$27,114	$360
6/11/2021	HSBC Bank USA	179,030	CNY	$27,058	$443

Settlement Date	Counterparty	Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
6/11/2021	Morgan Stanley	93,455,809	COP	$27,172	$(1,651)
6/11/2021	Morgan Stanley	95,058,847	COP	$27,270	$(1,312)
6/11/2021	Credit Agricole CIB	22,444	EUR	$27,439	$(298)
6/11/2021	Credit Agricole CIB	22,647	EUR	$27,468	$(82)
6/11/2021	State Street Bank & Trust Co.	20,412	GBP	$27,373	$1,077
6/11/2021	Citibank N.A.	20,570	GBP	$27,388	$1,281
6/11/2021	Morgan Stanley	385,718,856	IDR	$26,906	$(61)
6/11/2021	Morgan Stanley	385,855,588	IDR	$26,875	$(21)
6/11/2021	Credit Agricole CIB	1,999,817	INR	$26,683	$127
6/11/2021	Credit Agricole CIB	2,002,431	INR	$26,611	$234
6/11/2021	Citibank N.A.	2,832,525	JPY	$27,431	$(829)
6/11/2021	Credit Agricole CIB	2,850,300	JPY	$27,419	$(649)
6/11/2021	Bank of America N.A.	542,429	MXN	$26,884	$(1,229)
6/11/2021	HSBC Bank USA	547,666	MXN	$26,889	$(987)
Contracts Sold:
3/2/2021	Bank of New York Mellon	2,598,000	AUD	$2,017,700	$18,670
3/2/2021	State Street Bank & Trust Co.	4,217,000	CAD	$3,347,420	$33,721
3/2/2021	Bank of America N.A.	3,181,000	CHF	$3,566,696	$69,746
3/2/2021	Bank of America N.A.	1,437,000	GBP	$1,999,581	$(2,448)
3/2/2021	Bank of New York Mellon	353,944,000	JPY	$3,369,111	$48,655
3/2/2021	JPMorgan Chase	80,055,000	MXN	$3,872,725	$46,187
3/2/2021	Morgan Stanley	47,792,000	SEK	$5,783,374	$123,430
3/2/2021	Credit Agricole CIB	10,072,000	SGD	$7,622,219	$68,597
3/2/2021	State Street Bank & Trust Co.	22,235,000	TRY	$3,154,315	$161,690
3/4/2021	Credit Agricole CIB	59,576	EUR	$72,500	$615
3/8/2021	Barclays Bank PLC Wholesale	6,185,000	CHF	$6,910,286	$109,878
3/8/2021	Bank of New York Mellon	49,802,000	JPY	$474,149	$6,916
3/8/2021	Morgan Stanley	18,733,000	MXN	$905,801	$10,965
4/26/2021	State Street Bank & Trust Co.	4,552,222	AUD	2,900,000 EUR	$3
4/26/2021	Bank of America N.A.	1,700,000	EUR	1,500,655 GBP	$37,580
4/26/2021	Credit Agricole CIB	28,713,467	MXN	$1,450,000	$85,473
4/26/2021	Citibank N.A.	2,603,063	PLN	$700,000	$5,051
4/26/2021	Citibank N.A.	5,220,205	PLN	$1,400,000	$6,344
4/26/2021	Citibank N.A.	8,264,406	PLN	$2,200,000	$(6,376)
4/27/2021	HSBC Bank USA	131,478,000	KRW	$119,179	$2,137
4/27/2021	HSBC Bank USA	254,275,000	KRW	$228,846	$2,490
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(791,191)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $696,563 and $510,931, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
BNPParibas	GBP CALL/USD PUT	$57,358	June 2021	$1.40	$(930)
JPMorgan Chase	USD CALL/MXN PUT	$400,000	May 2021	$21.40	$(10,011)
Put Option:
Barclays	MXN PUT/JPY CALL	$28,000,000	March 2021	$4.93	$(13,121)
(Premiums Received $26,819)					$(24,062)
The average market value of written put and call options held by the Fund throughout the period was $8,486 and $5,348, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

The average market value of purchased put and call options held by the Fund throughout the period was $7,382 and $5,602, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options are included in “Other Assets and Liabilities–Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$4,104,779	$44,691	$(827,940)
Emerging Markets Core Fund	$36,224,114	$4,610,751	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$3,404,693	$45,410,739	$(23,378,058)
High Yield Bond Core Fund	$3,191,652	$550,112	$(761,400)
Mortgage Core Fund	$12,848,878	$68,460	$(5,279,450)
Project and Trade Finance Core Fund	$3,220,130	$19,471	$—
TOTAL OF AFFILIATED TRANSACTIONS	$62,994,246	$50,704,224	$(30,246,848)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2021	Shares Held as of 2/28/2021	Dividend Income
$50,834	$9,550	$3,381,914	350,821	$44,691
$(248,820)	$—	$40,586,045	3,971,237	$715,199
$689	$(1,883)	$25,436,180	25,428,551	$3,998
$(42,860)	$89,139	$3,026,643	477,389	$47,692
$(182,845)	$132,140	$7,587,183	759,478	$68,422
$(14,512)	$—	$3,225,089	365,242	$19,477
$(437,514)	$228,946	$83,243,054	31,352,718	$899,479

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2021, these restricted securities amounted to $192,855, which represented 0.0% of total net assets.

Additional information on restricted securities held at February 28, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Magnit, GDR	11/4/2020	$71,506	$68,868
Phosagro OAO, GDR	1/3/2019	$62,524	$84,613
Tongcheng-Elong Holdings Ltd.	2/2/2021	$239,389	$39,374

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$131,748,535	$—	$4,534	$131,753,069
International	16,892,654	98,580,741	—	115,473,395
Debt Securities:
Foreign Governments/Agencies	—	27,514,912	—	27,514,912
Corporate Bonds	—	22,798,554	21,152	22,819,706
U.S. Treasuries	—	3,642,603	—	3,642,603
Asset-Backed Securities	—	3,490,981	—	3,490,981
Government Agencies	—	834,975	—	834,975
Commercial Mortgage-Backed Securities	—	662,010	—	662,010
Collateralized Mortgage Obligations	—	612,253	—	612,253
Mortgage-Backed Securities	—	62,827	—	62,827
Purchased Call Options	—	9,109	—	9,109
Purchased Put Options	—	477	—	477
Investment Companies[1]	80,017,965	—	—	83,243,054
TOTAL SECURITIES	$228,659,154	$158,209,442	$25,686	$390,119,371
Other Financial Instruments:
Assets
Futures Contracts	$1,532,760	$—	$—	$1,532,760
Foreign Exchange Contracts	—	878,860	—	878,860
Liabilities
Futures Contracts	(995,845)	—	—	(995,845)
Foreign Exchange Contracts	—	(1,670,051)	—	(1,670,051)
Written Options Contracts	—	(24,062)	—	(24,062)
TOTAL OTHER FINANCIAL INSTRUMENTS	$536,915	$(815,253)	$—	$(278,338)

1
As permitted by U.S. generally accepted accounting principles, an Investment Company value at $3,225,089 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar